Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000149129 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000149129 | Financials
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000149129 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193703 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000193703 | Financials
Holdings [Line Items]
Percent of Net Asset Value	55.60%	[1]
C000193703 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000193703 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000193703 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000193703 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000193703 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000193703 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193703 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000148681 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000148681 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000148682 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000148682 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000153845 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000153845 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000153845 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000153845 | Mortgage Backed Security
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000153845 | Asset Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000153845 | Term Loan
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000153845 | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000153845 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000153845 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000209670 | Financials
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000209670 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000209670 | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000209671 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000209671 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000209671 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209671 | Energy
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000209671 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209671 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209671 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209671 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000191094 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000191094 | Financials
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000191094 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000191094 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000191094 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000191094 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000191094 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000191094 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000191094 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000191094 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000191094 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000141421 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000141421 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000141421 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%

[1]	Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.
[2]	Amount rounds to less than 0.05%.